Government Grants - Summary of Changes in Government Grants for Specific Business Projects (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Beginning balance	₩ 511,210	₩ 506,176
Ending Balance	₩ 512,747	₩ 511,210
Temporary electricity bill support for small business owners
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Department	Ministry of Trade, industry and Energy	Ministry of Trade, Industry and Energy
Project	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Description	Temporary electricity bill support for small business owners	Temporary electricity bill support for small business owners
Period	2021.04.01 ~ 2022.06.30	2020.04.01 ~ 2020.12.31
Budget	₩ 211,235	₩ 72,662
Beginning balance	748	0
Self- payment, Contribution	0	0
Local government, Contribution	0	0
Government subsidies, Contribution	139,550	72,662
Self-payment, Interests	0	0
Local government, Interests	0	0
Government subsidies, Interests	0	16
Self- payment, Execution	0	0
Local government, Execution	0	0
Government subsidies, Execution	(122,563)	(71,914)
Self- payment, Return	0	0
Local government, Return	0	0
Government subsidies, Return	0	(16)
Others	0	0
Ending Balance	17,735	₩ 748
Energy Voucher
Disclosure of Detailed Information About Changes in Government Grants for Specific Business Projects [Line Items]
Project		Energy Voucher
Description		2020 Energy Voucher Support
Period		2020.01.01 ~ 2020.12.31
Budget		₩ 46,148
Beginning balance	₩ 0	0
Self- payment, Contribution		0
Local government, Contribution		0
Government subsidies, Contribution		46,148
Self-payment, Interests		0
Local government, Interests		0
Government subsidies, Interests		2
Self- payment, Execution		0
Local government, Execution		0
Government subsidies, Execution		(46,148)
Self- payment, Return		0
Local government, Return		0
Government subsidies, Return		(2)
Others		0
Ending Balance		₩ 0